Other reserves (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Other reserves

	As at 30.06.24	As at 31.12.23
	£m	£m
Currency translation reserve	3,676	3,783
Fair value through other comprehensive income reserve	(1,493)	(1,207)
Cash flow hedging reserve	(3,064)	(2,895)
Own credit reserve	(702)	(240)
Other reserves	196	196
Total	(1,387)	(363)